Application of New Standards, Amendments and Interpretations - Summary of Detailed Information Of Effects On assets And Lease Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Property, plant and equipment	$ 2,062	$ 61,683			$ 158,245	$ 153,835
Lease liabilities			$ 4,046	$ 121,021	48,781
Total effect on liabilities	$ 22,202	664,068			$ 748,725
Property, plant and equipment [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Property, plant and equipment				111,275
Right-of-use assets [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Property, plant and equipment				119,991
Carrying amount [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Other current and non-current liabilities				48,000
Carrying amount [member] | Property, plant and equipment [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Property, plant and equipment				158,245
Adjustments arising from initial application [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Property, plant and equipment			2,441	73,021
Other current and non-current liabilities				48,000
Lease liabilities				121,021
Total effect on liabilities			$ 2,441	73,021
Adjustments arising from initial application [member] | Property, plant and equipment [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Property, plant and equipment		$ 46,970		(46,970)
Adjustments arising from initial application [member] | Right-of-use assets [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Property, plant and equipment				$ 119,991